Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 137,838,445	$ 111,166,705
Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	27,194	28,069
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	136,578,705	110,103,346
FB Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,232,546	1,035,290
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	137,838,445	111,166,705
Level 1, Level 2, and Level 3 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	27,194	28,069
Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	136,578,705	110,103,346
Level 1, Level 2, and Level 3 | FB Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,232,546	1,035,290
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	137,838,445	111,166,705
Level 1 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	27,194	28,069
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	136,578,705	110,103,346
Level 1 | FB Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,232,546	1,035,290
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | FB Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | FB Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0